Plant and Equipment	12 Months Ended
Dec. 31, 2025
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
4	PLANT AND EQUIPMENT

	As of January 1, 2025	Addition	Adjustment	As of December 31, 2025
At cost	RM	RM	RM	RM
Computer and Software	254,214	94,223	—	348,437
Motor Vehicle	369,547	350,000	—	719,547
Office Equipment	39,628	6,110	—	45,738
Equipment and Tools	59,389	302,748	—	362,137
Office Renovation	1,082,273	49,630	—	1,131,903
Solar Asset Under Construction	470,396	—	(117,011)	353,385
Plant and Machinery & Solar Asset Plant	25,486,353	—	(3,292,105)	22,194,248
Forklift	45,800	—	—	45,800
Capital Work-in-progress	171,720	323,922	—	495,642
	27,979,320	1,126,633	(3,409,116)	25,696,837

	As of January 1, 2025	Depreciation charge during the year	Adjustment	As of December 31, 2025
Accumulated depreciation	RM	RM	RM	RM
Computer and Software	148,905	65,156	—	214,061
Motor Vehicle	49,741	125,621	—	175,362
Office Equipment	30,879	6,006	—	36,885
Equipment and Tools	22,248	41,537	—	63,785
Office Renovation	101,419	220,205	—	321,624
Plant and Machinery & Solar Asset Plant	1,010,144	1,821,593	—	2,831,737
Forklift	32,989	8,091	—	41,080
	1,396,325	2,288,209	—	3,684,534

	As of January 1, 2024	Addition	Written off	As of December 31, 2024
At cost	RM	RM	RM	RM
Computer and Software	223,714	30,500	—	254,214
Motor Vehicle	79,747	289,800	—	369,547
Office Equipment	39,318	4,240	(3,930)	39,628
Equipment and Tools	33,389	26,000	—	59,389
Signboard	7,180	—	(7,180)	—
Office Renovation	41,500	1,082,273	(41,500)	1,082,273
Solar Asset Under Construction	—	470,396	—	470,396
Plant and Machinery & Solar Asset Plant	2,025,568	23,460,785	—	25,486,353
Forklift	45,800	—	—	45,800
Capital Work-in-progress	—	171,720	—	171,720
	2,496,216	25,535,714	(52,610)	27,979,320
	As of January 1, 2024	Depreciation charge during the year	Written off	As of December 31, 2024
Accumulated depreciation	RM	RM	RM	RM
Computer and Software	83,649	65,256	—	148,905
Motor Vehicle	30,063	19,678	—	49,741
Office Equipment	21,329	10,402	(852)	30,879
Equipment and Tools	12,204	10,044	—	22,248
Signboard	3,291	898	(4,189)	—
Office Renovation	9,604	106,605	(14,790)	101,419
Plant and Machinery & Solar Asset Plant	649,337	360,807	—	1,010,144
Forklift	25,190	7,799	—	32,989
	834,667	581,489	(19,831)	1,396,325

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
Carrying amounts	RM	RM	Convenience Translation USD
Computer and Software	105,309	134,376	33,089
Motor Vehicle	319,806	544,185	134,003
Office Equipment	8,749	8,853	2,180
Equipment and Tools	37,141	298,352	73,468
Signboard	—	—	—
Office Renovation	980,854	810,279	199,527
Solar Asset Under Construction	470,396	353,385	87,019
Plant and Machinery & Solar Asset Plant	24,476,209	19,362,511	4,767,917
Forklift	12,811	4,720	1,162
Capital Work-in-progress	171,720	495,642	122,049
	26,582,995	22,012,303	5,420,414

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD
Depreciation expenses, class under cost of sale	416,378	1,715,714	422,486
Depreciation expenses, class separately from cost of sale	165,111	572,495	140,974
Total depreciation expenses	581,489	2,288,209	563,460

During the financial year, the Group made the following cash payments to purchase plant and equipment.

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD

Purchase of plant and equipment	25,535,714	1,126,633	277,427
Financed by way of hire purchase arrangements	(250,000)	(300,300)	(73,947)
Other payables	(24,023,094)	—	—
Cash payments on purchase of plant and equipment	1,262,620	826,333	203,480

The carrying amount of the plant and equipment of the Group under hire purchase arrangements at the end of the reporting period are as follows:

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	Convenience Translation USD

Motor vehicles	284,970	524,510	129,158